PRC CONTRIBUTION AND PROFIT APPROPRIATION (Tables)	12 Months Ended
Dec. 31, 2015
PRC CONTRIBUTION AND PROFIT APPROPRIATION [Abstract]
Schedule of Appropriations to General Reserve Fund, Statutory Surplus Reserve and Education Development Reserve
	As of December 31,
	2014	2015
	RMB	RMB

General and statutory surplus reserve	59,079	59,307
Education development reserve	21,698	21,698
Total	80,777	81,005